Unaudited Interim Condensed Consolidated Balance Sheets - CHF (SFr)	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	SFr 8,812,858	SFr 20,484,836
Other financial assets	3,561	17,145
Trade and other receivables	331,770	164,785
Contract asset	78,253	159,636
Prepayments	1,719,694	1,115,374
Total current assets	10,946,136	21,941,776
Non-current assets
Right-of-use assets	323,407	469,989
Property, plant and equipment	54,431	72,111
Non-current financial assets	58,075	57,908
Total non-current assets	435,913	600,008
Total asset	11,382,049	22,541,784
Current liabilities
Current lease liabilities	242,782	287,698
Payables and accruals	4,053,370	3,847,145
Total current liabilities	4,296,152	4,134,843
Non-current liabilities
Non-current lease liabilities	94,169	194,316
Retirement benefits obligations	129,276	1,281,525
Total non-current liabilities	223,445	1,475,841
Equity
Share capital	65,272,952	49,272,952
Share premium	283,716,463	283,981,361
Treasury shares reserve	(27,669,822)	(11,703,279)
Other reserves	27,645,648	24,437,868
Accumulated deficit	(342,102,789)	(329,057,802)
Total equity	6,862,452	16,931,100
Total liabilities and equity	SFr 11,382,049	SFr 22,541,784